Investments in Real Estate - Summary of Investments (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Real Estate and Accumulated Depreciation [Line Items]
Impairment of long-lived assets	$ 2,121,000		$ 23,218,000	$ 233,399,000
Life used for depreciation, furniture, fixtures and equipment	5 years
Real estate for federal income tax purposes	1,400,000,000
Low [Member]
Real Estate and Accumulated Depreciation [Line Items]
Life used for depreciation, buildings and improvements	25 years
High [Member]
Real Estate and Accumulated Depreciation [Line Items]
Life used for depreciation, buildings and improvements	50 years
Office Properties
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	1,950,281,000
Initial Cost to Company, Land	143,683,000	[1]
Initial Cost to Company, Buildings and Improvements	267,599,000
Costs Capitalized Subsequent to Acquisition, Improvements	1,198,937,000
Costs Capitalized Subsequent to Acquisition, Carrying Costs	99,351,000
Gross Amount of Which Carried at Close of Period, Land	231,351,000	[2]
Gross Amount of Which Carried at Close of Period, Buildings and Improvements	1,478,219,000
Gross Amount of Which Carried at Close of Period, Total	1,709,570,000	[3]
Accumulated Depreciation	(541,614,000)	[4]
Office Properties | Gas Company Tower
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	458,000,000
Initial Cost to Company, Land	33,425,000
Initial Cost to Company, Buildings and Improvements	16,043,000
Costs Capitalized Subsequent to Acquisition, Improvements	280,707,000
Costs Capitalized Subsequent to Acquisition, Carrying Costs	54,464,000
Gross Amount of Which Carried at Close of Period, Land	59,588,000
Gross Amount of Which Carried at Close of Period, Buildings and Improvements	325,051,000
Gross Amount of Which Carried at Close of Period, Total	384,639,000
Accumulated Depreciation	(117,612,000)	[4]
Office Properties | US Bank Tower
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	260,000,000	[5],[6]
Initial Cost to Company, Land	21,233,000	[5],[6]
Initial Cost to Company, Buildings and Improvements	0	[5],[6]
Costs Capitalized Subsequent to Acquisition, Improvements	279,614,000	[5],[6]
Costs Capitalized Subsequent to Acquisition, Carrying Costs	38,122,000	[5],[6]
Gross Amount of Which Carried at Close of Period, Land	41,183,000	[5],[6]
Gross Amount of Which Carried at Close of Period, Buildings and Improvements	297,786,000	[5],[6]
Gross Amount of Which Carried at Close of Period, Total	338,969,000	[5],[6]
Accumulated Depreciation	(97,906,000)	[4],[5],[6]
Office Properties | Wells Fargo Tower
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	550,000,000
Initial Cost to Company, Land	4,073,000
Initial Cost to Company, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition, Improvements	318,960,000
Costs Capitalized Subsequent to Acquisition, Carrying Costs	0	[7]
Gross Amount of Which Carried at Close of Period, Land	33,795,000
Gross Amount of Which Carried at Close of Period, Buildings and Improvements	289,238,000
Gross Amount of Which Carried at Close of Period, Total	323,033,000
Accumulated Depreciation	(118,710,000)	[4]
Office Properties | 777 Tower
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	273,000,000
Initial Cost to Company, Land	34,864,000
Initial Cost to Company, Buildings and Improvements	251,556,000
Costs Capitalized Subsequent to Acquisition, Improvements	25,825,000
Costs Capitalized Subsequent to Acquisition, Carrying Costs	0
Gross Amount of Which Carried at Close of Period, Land	34,864,000
Gross Amount of Which Carried at Close of Period, Buildings and Improvements	277,381,000
Gross Amount of Which Carried at Close of Period, Total	312,245,000
Accumulated Depreciation	(72,122,000)	[4]
Office Properties | KPMG Tower
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	365,000,000	[5]
Initial Cost to Company, Land	4,666,000	[5]
Initial Cost to Company, Buildings and Improvements	0	[5],[7]
Costs Capitalized Subsequent to Acquisition, Improvements	242,169,000	[5]
Costs Capitalized Subsequent to Acquisition, Carrying Costs	0	[7]
Gross Amount of Which Carried at Close of Period, Land	15,386,000	[5]
Gross Amount of Which Carried at Close of Period, Buildings and Improvements	231,449,000	[5]
Gross Amount of Which Carried at Close of Period, Total	246,835,000	[5]
Accumulated Depreciation	(103,171,000)	[4],[5]
Office Properties | Miscellaneous investments
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	44,281,000
Initial Cost to Company, Land	45,422,000
Initial Cost to Company, Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition, Improvements	51,662,000
Costs Capitalized Subsequent to Acquisition, Carrying Costs	6,765,000
Gross Amount of Which Carried at Close of Period, Land	46,535,000	[2]
Gross Amount of Which Carried at Close of Period, Buildings and Improvements	57,314,000
Gross Amount of Which Carried at Close of Period, Total	103,849,000
Accumulated Depreciation	$ (32,093,000)	[4]

[1]	Amounts shown in “Land” include land and land held for development.
[2]	During 2012, we recorded a $2.1 million impairment charge as part of continuing operations to write down land to its estimated fair value.
[3]	The aggregate gross cost of our investments in real estate for federal income tax purposes approximated $1.4 billion (unaudited) as of December 31, 2012.
[4]	Depreciation in the consolidated statements of operations is computed on a straight-line basis over the following estimated useful lives: buildings and improvements (25 to 50 years); tenant improvements (the shorter of the estimated useful life or lease term); and furniture, fixtures and equipment (5 years).
[5]	US Bank Tower includes the Westlawn off-site parking garage and the KPMG Tower includes the X-2 off-site parking garage.
[6]	On March 11, 2013, we entered into an agreement to sell US Bank Tower and the Westlawn off-site parking garage. See Note 21 “Subsequent Events.”
[7]	Information on carrying costs capitalized is not available; such costs are included with improvements for the Wells Fargo Tower and KPMG Tower.